Note 6 - Share Capital	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
6.
Share capital

The Company is authorized to issue an unlimited number of common shares.

(a) Equity issuances:

i)	2018 At-The-Market (“ATM”) Facility

On
March 28, 2018,
the Company entered into an “At-The-Market” Facility (“ATM”) equity distribution agreement with Cantor Fitzgerald acting as sole agent. Under the terms of this facility, the Company may,
from time to time, sell shares of our common stock having an aggregate offering value of up to
$30
million through Cantor Fitzgerald on the Nasdaq Capital Market.

During the
nine
-month period ended
September 30, 2018,
the Company issued
2,017,046
shares under this ATM equity facility at an average price of
$3.49
for gross proceeds of
$7.0
million (
$6.8
million net of share issue costs). Costs associated with the proceeds consisted of a
3%
cash commission.

ii)	2017 Share purchase agreement

On
October 27, 2017,
the Company entered into the Aspire Purchase Agreement, which provided that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital committed to purchase up to an aggregate of
$15,500,000
of Common Shares over approximately
30
months. Pursuant to the terms of this agreement, on
October 31, 2017,
Aspire Capital purchased
357,143
Common Shares for gross proceeds of
$500
thousand (
$324
thousand net of cash share issue costs). The Company also issued
321,429
Common Shares to Aspire Capital in consideration for entering into the Aspire Purchase Agreement. On a cumulative basis to
September 30, 2018,
the Company has raised a total of
$15.5
million gross proceeds under the Aspire Purchase Agreement,
the total amount that was available under the agreement
.

During the
nine
months ended
September 30, 2018,
the Company issued
5,231,953
common shares under the Aspire Purchase Agreement at an average price of
$2.87
per share for gross and net proceeds of approximately
$15
million.

iii)	2018 Share Purchase Agreement

On
May 30, 2018,
the Company entered into the
2018
Aspire Purchase Agreement, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of
$20
million of Common Shares over approximately
30
months. Pursuant to the terms of this agreement, on
June 8, 2018,
the Company issued
170,261
Common Shares (“Commitment Shares”) to Aspire Capital in consideration for entering into the
2018
Aspire Purchase Agreement. The Company recorded
$600
thousand in general and administrative expenses related to the issuance of the Commitment Shares. As at
September 30, 2018,
the Company had
not
issued any shares under the
2018
Aspire Purchase Agreement, other than the Commitment Shares.

iv)	2015 ATM Facility

On
April 2, 2015,
Aptose entered into an ATM equity facility with Cowen and Company, LLC, acting as sole agent. Under the terms of the ATM, Aptose was permitted to sell Common Shares having an aggregate offering value of
$20
million on NASDAQ. The ATM expired on
December 29, 2017
and as at that date the Company had issued a cumulative
$20
million of Common Shares pursuant to this facility.

During the
nine
months ended
September 30, 2017,
the Company issued
8,858,252
common shares under this ATM equity facility at an average price of
$1.20
per share for gross proceeds of approximately
$10.62
million (
$10.31
million net of share issue costs). Costs associated with the proceeds included a
3%
cash commission as well as legal and accounting fees.

(b) Loss per share

Loss per common share is calculated using the weighted average number of common shares outstanding for the three
- and
nine
-month periods ending
September 30, 2018
and
2017
calculated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
Issued common shares, beginning of period	34,411	23,345	27,502	15,722
Effect of ATM issuances	174	716	693	5,180
Effect of shares issued pursuant to share purchase agreements	-	-	3,814	-
Effect of exercise of stock options	2	-	30	-
Effect of RSUs redemptions	-	-	-	52
	34,587	24,061	32,039	20,954

The effect of any potential exercise of our stock options outstanding during the period has been excluded from the calculation of diluted loss per common share as it would be anti-dilutive.